Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	$ (1,226)	$ (2,904)
Deferred tax assets liabilities, ending balance	(1,833)	(1,226)	$ (2,904)
Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(2,873)	(2,232)	(1,234)
Charged to comprehensive income	301	(641)	(998)
Deferred tax assets liabilities, ending balance	(2,572)	(2,873)	(2,232)
Other temporary differences [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(2,873)	(2,232)	(1,234)
Charged to comprehensive income	301	(641)	(998)
Deferred tax assets liabilities, ending balance	(2,572)	(2,873)	(2,232)
Allowance for credit losses [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance
Charged to comprehensive income
Deferred tax assets liabilities, ending balance
Deferred tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	4,099	5,136	4,668
Charged to comprehensive income	306	(1,037)	468
Deferred tax assets liabilities, ending balance	4,405	4,099	5,136
Deferred tax assets [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	4,099	4,276	4,080
Charged to comprehensive income	306	(177)	196
Deferred tax assets liabilities, ending balance	4,405	4,099	4,276
Deferred tax assets [member] | Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance		860	588
Charged to comprehensive income		(860)	272
Deferred tax assets liabilities, ending balance			$ 860